Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 338,728	$ 394,190	$ 347,179
Cost of revenues	224,176	257,339	227,310
Gross profit	114,552	136,851	119,869
Operating expenses:
Research and development, net	30,427	34,951	32,274
Sales and marketing	48,681	44,717	40,577
General and administrative	24,394	14,220	23,793
Restructuring and related charges	3,732	1,416	897
Acquisition and integration-related charges	72	1,660	1,118
Other operating expenses	0	1,160	0
Total operating expenses	107,306	98,124	98,659
Operating income	7,246	38,727	21,210
Financial and other expenses, net	6,538	11,474	8,468
Income before taxes on income	708	27,253	12,742
Taxes on income	2,798	3,190	6,522
Net income (loss)	$ (2,090)	$ 24,063	$ 6,220
Net income (loss) per share:
Basic net income (loss) per share	$ (0.02)	$ 0.28	$ 0.07
Weighted average number of ordinary shares used in computing basic net income (loss) per share	89,787,286	86,191,178	84,617,774
Diluted net income (loss) per share	$ (0.02)	$ 0.27	$ 0.07
Weighted average number of ordinary shares used in computing diluted net income (loss) per share	89,787,286	88,460,001	85,482,626